Quarterly Holdings Report
for
Fidelity® Fundamental Small-Mid Cap ETF
October 31, 2025
SOE-NPRT1-1225
1.9900258.104
Common Stocks - 99.3%
	Shares	Value ($)
CANADA - 2.4%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Gildan Activewear Inc (United States)	58,698	3,421,506
Health Care - 0.1%
Biotechnology - 0.1%
Xenon Pharmaceuticals Inc (a)	19,850	832,112
Real Estate - 1.1%
Real Estate Management & Development - 1.1%
Colliers International Group Inc Subordinate Voting Shares (United States)	54,257	8,655,620
Utilities - 0.8%
Gas Utilities - 0.8%
Brookfield Infrastructure Corp (United States)	132,991	6,025,822
TOTAL CANADA		18,935,060
ISRAEL - 0.2%
Information Technology - 0.2%
Software - 0.2%
Cellebrite DI Ltd (a)	110,601	1,886,853
JAPAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Allegro MicroSystems Inc (a)	64,418	1,927,387
NETHERLANDS - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE ADR (a)	965	789,853
Newamsterdam Pharma Co NV (a)	30,911	1,173,072
uniQure NV (a)	1,400	94,766

TOTAL NETHERLANDS		2,057,691
PUERTO RICO - 0.3%
Financials - 0.3%
Banks - 0.3%
First BanCorp/Puerto Rico	101,255	1,973,460
THAILAND - 1.7%
Information Technology - 1.7%
Electronic Equipment, Instruments & Components - 1.7%
Fabrinet (a)	30,309	13,353,236
UNITED KINGDOM - 1.8%
Energy - 1.8%
Energy Equipment & Services - 1.8%
TechnipFMC PLC	334,554	13,833,808
UNITED STATES - 92.4%
Communication Services - 0.8%
Media - 0.8%
Nexstar Media Group Inc	33,142	6,486,884
Consumer Discretionary - 11.3%
Automobile Components - 0.4%
Patrick Industries Inc	27,755	2,896,789
Diversified Consumer Services - 0.3%
Grand Canyon Education Inc (a)	11,608	2,185,786
Laureate Education Inc (a)	13,368	388,073
		2,573,859
Hotels, Restaurants & Leisure - 1.6%
Brinker International Inc (a)	18,711	2,033,137
Cheesecake Factory Inc/The	74,776	3,723,845
Dutch Bros Inc Class A (a)	48,885	2,715,073
Sportradar Holding AG Class A (a)	79,501	2,036,021
Wyndham Hotels & Resorts Inc	28,586	2,099,070
		12,607,146
Household Durables - 4.0%
Green Brick Partners Inc (a)	27,602	1,786,953
Installed Building Products Inc	7,905	1,962,258
KB Home	81,250	5,071,625
SharkNinja Inc (a)	71,246	6,091,533
Somnigroup International Inc	161,224	12,791,513
TopBuild Corp (a)	6,943	2,933,279
		30,637,161
Specialty Retail - 3.4%
Academy Sports & Outdoors Inc	7,546	361,378
American Eagle Outfitters Inc	96,554	1,613,417
Chewy Inc Class A (a)	54,370	1,833,356
Dick's Sporting Goods Inc	31,157	6,899,718
Lithia Motors Inc Class A	8,427	2,646,752
Murphy USA Inc	20,397	7,306,206
Signet Jewelers Ltd	47,728	4,717,913
Upbound Group Inc	70,967	1,375,340
		26,754,080
Textiles, Apparel & Luxury Goods - 1.6%
Capri Holdings Ltd (a)	113,487	2,354,855
Crocs Inc (a)(b)	74,052	6,049,308
PVH Corp	24,832	1,945,090
Tapestry Inc	23,075	2,534,097
		12,883,350
TOTAL CONSUMER DISCRETIONARY		88,352,385

Consumer Staples - 3.3%
Beverages - 0.2%
Primo Brands Corp Class A	73,272	1,609,786
Consumer Staples Distribution & Retail - 3.1%
BJ's Wholesale Club Holdings Inc (a)(b)	55,110	4,864,008
Performance Food Group Co (a)	96,512	9,336,571
US Foods Holding Corp (a)	141,932	10,307,102
		24,507,681
TOTAL CONSUMER STAPLES		26,117,467

Energy - 2.6%
Energy Equipment & Services - 0.5%
Cactus Inc Class A	87,352	3,858,338
Oil, Gas & Consumable Fuels - 2.1%
Antero Resources Corp (a)	266,526	8,238,319
Cheniere Energy Inc	14,397	3,052,164
Chord Energy Corp	35,263	3,199,059
Core Natural Resources Inc	27,229	2,151,091
		16,640,633
TOTAL ENERGY		20,498,971

Financials - 15.9%
Banks - 6.2%
BOK Financial Corp	32,885	3,439,113
Cadence Bank	44	1,660
East West Bancorp Inc	75,684	7,689,494
Eastern Bankshares Inc	215,273	3,773,736
First Citizens BancShares Inc/NC Class A	1,704	3,109,493
FNB Corp/PA	143,737	2,259,546
KeyCorp	126,476	2,224,713
M&T Bank Corp	12,364	2,273,369
Old National Bancorp/IN	133,346	2,724,259
SOUTHSTATE BANK CORP	35,203	3,120,746
Synovus Financial Corp	145,419	6,491,504
TriCo Bancshares	26,433	1,169,132
Webster Financial Corp	89,548	5,107,818
Wintrust Financial Corp	35,094	4,562,922
		47,947,505
Capital Markets - 2.9%
Houlihan Lokey Inc Class A	33,920	6,074,394
Lazard Inc	104,549	5,101,991
Raymond James Financial Inc	30,621	4,858,634
Stifel Financial Corp	59,111	7,000,516
		23,035,535
Consumer Finance - 2.4%
FirstCash Holdings Inc	62,401	9,890,559
SLM Corp	182,012	4,887,022
SoFi Technologies Inc Class A (a)	139,999	4,155,170
		18,932,751
Financial Services - 0.5%
HA Sustainable Infrastructure Capital Inc	36,947	1,023,800
PennyMac Financial Services Inc	24,801	3,120,214
		4,144,014
Insurance - 3.9%
American Financial Group Inc/OH	21,622	2,847,185
Assurant Inc	19,580	4,145,478
Axis Capital Holdings Ltd	28,319	2,652,358
Baldwin Insurance Group Inc/The Class A (a)	35,920	793,832
First American Financial Corp	86,264	5,392,363
Old Republic International Corp	532	20,992
Primerica Inc	26,163	6,798,979
Reinsurance Group of America Inc	37,081	6,765,799
		29,416,986
TOTAL FINANCIALS		123,476,791

Health Care - 11.5%
Biotechnology - 4.5%
Arcellx Inc (a)	18,068	1,630,637
Celldex Therapeutics Inc (a)	37,261	995,987
Centessa Pharmaceuticals PLC ADR (a)	34,218	852,028
CG oncology Inc (a)	32,341	1,399,395
Cogent Biosciences Inc (a)	69,736	1,136,697
Cytokinetics Inc (a)	27,908	1,774,670
CytomX Therapeutics Inc (a)	213,553	762,384
Day One Biopharmaceuticals Inc (a)	73,409	546,163
Disc Medicine Inc (a)	14,569	1,256,139
Exact Sciences Corp (a)	32,613	2,109,735
Insmed Inc (a)	27,495	5,213,052
Madrigal Pharmaceuticals Inc (a)	3,611	1,512,648
Mineralys Therapeutics Inc (a)	24,580	1,004,339
Nurix Therapeutics Inc (a)	45,701	591,371
Nuvalent Inc Class A (a)	12,612	1,252,624
Perspective Therapeutics Inc (a)	75,193	205,277
Rezolute Inc/old (a)	165,348	1,541,043
Rhythm Pharmaceuticals Inc (a)	18,565	2,111,954
Soleno Therapeutics Inc (a)	17,968	1,206,731
Stoke Therapeutics Inc (a)	73,727	2,214,759
Upstream Bio Inc (a)	70,178	1,814,101
Vaxcyte Inc (a)	38,817	1,757,634
Vericel Corp (a)	20,127	705,653
Viridian Therapeutics Inc (a)	4,448	105,106
Zenas Biopharma Inc (a)	45,696	1,428,000
		35,128,127
Health Care Equipment & Supplies - 2.4%
Ceribell Inc (a)	63,849	727,879
Insulet Corp (a)	19,842	6,210,745
Lantheus Holdings Inc (a)	39,018	2,250,948
Masimo Corp (a)	18,562	2,610,745
Penumbra Inc (a)	14,089	3,203,416
QuidelOrtho Corp (a)	52,670	1,421,563
TransMedics Group Inc (a)	19,993	2,629,879
		19,055,175
Health Care Providers & Services - 3.0%
Acadia Healthcare Co Inc (a)	93,594	2,012,271
BrightSpring Health Services Inc (a)	174,439	5,765,209
Molina Healthcare Inc (a)	12,381	1,895,036
Tenet Healthcare Corp (a)	17,184	3,548,324
Universal Health Services Inc Class B	46,725	10,139,792
		23,360,632
Life Sciences Tools & Services - 0.7%
Charles River Laboratories International Inc (a)	16,658	2,999,606
ICON PLC (a)	3,645	626,284
Repligen Corp (a)	11,005	1,640,405
		5,266,295
Pharmaceuticals - 0.9%
Amylyx Pharmaceuticals Inc (a)	70,323	979,599
Crinetics Pharmaceuticals Inc (a)	26,198	1,139,613
Elanco Animal Health Inc (a)	123,292	2,730,918
Enliven Therapeutics Inc (a)	37,733	883,707
Prestige Consumer Healthcare Inc (a)	1,846	111,868
Structure Therapeutics Inc ADR (a)	39,629	1,320,438
		7,166,143
TOTAL HEALTH CARE		89,976,372

Industrials - 25.7%
Aerospace & Defense - 2.7%
ATI Inc (a)	80,163	7,933,733
Carpenter Technology Corp	23,956	7,567,700
Karman Holdings Inc (a)	66,885	5,634,392
		21,135,825
Building Products - 1.5%
AZZ Inc	30,460	3,041,431
Builders FirstSource Inc (a)	44	5,111
Simpson Manufacturing Co Inc	16,438	2,901,307
Tecnoglass Inc	95,076	5,669,382
		11,617,231
Commercial Services & Supplies - 1.3%
Brady Corp Class A	50,089	3,802,256
Brink's Co/The	35,634	3,961,076
GFL Environmental Inc Subordinate Voting Shares (United States)	48,886	2,135,829
		9,899,161
Construction & Engineering - 7.2%
AECOM	47,860	6,429,991
Comfort Systems USA Inc	9,280	8,960,582
Construction Partners Inc Class A (a)	67,465	7,714,623
EMCOR Group Inc	13,232	8,941,921
Granite Construction Inc	32,607	3,355,586
IES Holdings Inc (a)	30,701	12,031,108
Sterling Infrastructure Inc (a)	22,135	8,364,817
		55,798,628
Electrical Equipment - 1.0%
Acuity Inc	21,553	7,867,923
Ground Transportation - 0.7%
XPO Inc (a)	37,015	5,325,348
Machinery - 6.6%
Allison Transmission Holdings Inc	8,617	711,333
Atmus Filtration Technologies Inc	61,599	2,801,523
Blue Bird Corp (a)	7,365	367,955
Crane Co	35,728	6,788,320
Gates Industrial Corp PLC (a)	209,924	4,635,122
ITT Inc	59,047	10,927,828
JBT Marel Corp	20,170	2,543,437
RBC Bearings Inc (a)	12,976	5,560,605
REV Group Inc	33,282	1,706,368
SPX Technologies Inc (a)	52,639	11,785,347
Terex Corp	88,454	4,070,653
		51,898,491
Passenger Airlines - 0.3%
Alaska Air Group Inc (a)	51,807	2,161,905
Professional Services - 2.7%
ExlService Holdings Inc (a)	142,313	5,564,438
Genpact Ltd	185,397	7,072,896
KBR Inc	148,082	6,343,833
Kforce Inc	3,005	76,026
Maximus Inc	27,374	2,275,327
		21,332,520
Trading Companies & Distributors - 1.7%
Core & Main Inc Class A (a)	80,988	4,225,954
DXP Enterprises Inc/TX (a)	37,767	4,518,822
Herc Holdings Inc	14,800	2,102,340
Rush Enterprises Inc Class A	50,015	2,471,241
		13,318,357
TOTAL INDUSTRIALS		200,355,389

Information Technology - 12.2%
Communications Equipment - 1.8%
Ciena Corp (a)	9,906	1,881,348
Lumentum Holdings Inc (a)	59,193	11,930,941
		13,812,289
Electronic Equipment, Instruments & Components - 6.3%
Advanced Energy Industries Inc	42,068	8,528,446
Belden Inc	27,313	3,328,089
Coherent Corp (a)	42,465	5,603,681
Crane NXT Co	6,917	437,500
Insight Enterprises Inc (a)	45,481	4,548,100
OSI Systems Inc (a)	13,111	3,650,889
Sanmina Corp (a)	64,161	8,793,265
TD SYNNEX Corp	57,122	8,939,022
Vontier Corp	130,696	5,031,796
		48,860,788
IT Services - 1.3%
Amdocs Ltd	79,611	6,708,023
Kyndryl Holdings Inc (a)	125,042	3,616,215
		10,324,238
Semiconductors & Semiconductor Equipment - 1.0%
MACOM Technology Solutions Holdings Inc (a)	36,616	5,423,928
Veeco Instruments Inc (a)	85,989	2,472,183
		7,896,111
Software - 0.3%
nCino Inc (a)	75,889	2,024,718
Technology Hardware, Storage & Peripherals - 1.5%
Seagate Technology Holdings PLC	30,705	7,856,796
Western Digital Corp	26,058	3,914,172
		11,770,968
TOTAL INFORMATION TECHNOLOGY		94,689,112

Materials - 3.5%
Chemicals - 0.8%
Axalta Coating Systems Ltd (a)	216	6,150
Element Solutions Inc	150,010	4,008,267
Minerals Technologies Inc	38,747	2,198,892
		6,213,309
Construction Materials - 1.2%
Eagle Materials Inc	42,833	9,094,303
Containers & Packaging - 0.7%
Silgan Holdings Inc	136,024	5,253,247
Metals & Mining - 0.3%
Commercial Metals Co	52,469	3,114,560
Constellium SE (a)	5,664	89,094
		3,203,654
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp	43,211	3,764,110
TOTAL MATERIALS		27,528,623

Real Estate - 4.2%
Diversified REITs - 0.4%
Essential Properties Realty Trust Inc	120,362	3,596,417
Health Care REITs - 1.6%
CareTrust REIT Inc	158,567	5,494,346
Ventas Inc	91,601	6,759,238
		12,253,584
Real Estate Management & Development - 1.7%
Compass Inc Class A (a)	502,183	3,871,831
Jones Lang LaSalle Inc (a)	29,626	9,038,596
		12,910,427
Specialized REITs - 0.5%
Outfront Media Inc	215,588	3,813,752
TOTAL REAL ESTATE		32,574,180

Utilities - 1.4%
Electric Utilities - 0.6%
PG&E Corp	273,606	4,366,752
Gas Utilities - 0.5%
UGI Corp	109,394	3,657,041
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp/The	232,096	3,219,172
TOTAL UTILITIES		11,242,965

TOTAL UNITED STATES		721,299,139
TOTAL COMMON STOCKS (Cost $695,313,737)		775,266,634

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $695,313,737)	775,266,634
NET OTHER ASSETS (LIABILITIES) - 0.7%	5,856,154
NET ASSETS - 100.0%	781,122,788

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
At period end, the value of non-cash collateral for securities on loan amounted to $4,383,820.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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